Condensed Balance Sheets (Unaudited) - USD ($)	Nov. 30, 2024	Aug. 31, 2024
Current assets:
Cash and cash equivalents	$ 797,310	$ 499,270
Prepaid expenses	33,575	675,000
Cryptocurrency	149,779	14,966
Notes receivable related party-short term	374,444	374,444
Total current assets	1,355,107	1,563,679
Notes receivable -related party long term	218,426	280,834
Investment in joint venture	667,707	667,707
Fixed assets, net	1,569,119	1,699,744
Fixed assets -not in service	4,124,565	3,071,565
Total assets	7,934,925	7,283,529
Current liabilities:
Accounts payable and accrued liabilities	300,102	400,584
Accrued interest -related party	376,321	315,609
Accrued officer compensation	372,735	0
Customer advances	0	703,500
Loans payable	1,064,912	0
Loans payable-related party	1,875,000	1,625,000
Deferred revenue-short term	86,193	86,193
Total current liabilities	4,075,262	3,130,885
Deferred revenue long term	50,279	64,645
Total liabilities	4,125,541	3,195,530
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized; 39,667,607 and 49,665,649 shares issued and outstanding as of November 30, 2024 and August 31, 2024 respectively	3,967	4,991
Additional paid-in capital	15,964,627	12,306,833
Accumulated deficit	(12,159,256)	(8,223,870)
Total stockholders' equity	3,809,383	4,087,999
Total liabilities and equity	7,934,925	7,283,529
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, value	45	45
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, value	$ 0	$ 0